Vessels and Equipment - Drydocking activity (Details) - Vessels & Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Drydocking activity
Balance at the beginning of the year	$ 40,587	$ 24,595
Costs incurred for drydocking	553	19,375
Costs re-allocated to drydocking due to change of contract	2,039	7,849
Costs allocated to drydocking as part of acquisition of asset	910
Drydock amortization as part of sale of asset	(1,490)
Drydock amortization	(13,938)	(11,232)
Balance at period end	$ 28,661	$ 40,587